Regulatory Matters - Additional Information (Detail) ¥ in Billions	12 Months Ended
Mar. 31, 2020 JPY (¥)
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	120.00%
Increments of capital investment	10.00%
Tier 2 capital	¥ 337.4
Leverage ratio	3.00%
Additional loss absorbency requirements for G-SIBs and D-SIBs	1.00%
Description of regulatory actions for not maintaining the minimum capital ratio concerning securities subsidiaries	A capital ratio of less than 140% will call for regulatory reporting and a capital ratio of less than 100% may lead to a temporary suspension of all or part of the business operations and further, to the cancellation of the license to act as a securities broker and dealer.
Maximum
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Buffer ranging percentage	2.50%
Minimum
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Buffer ranging percentage	0.00%
Minimum | Regulatory reporting
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	140.00%
Minimum | Temporary suspension
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	100.00%
Basel III
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Tier 1 capital ratio	6.00%
Common Equity Tier 1	4.50%
Basel III | Minimum
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	8.00%
March 2016
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Additional loss absorbency requirements for G-SIBs and D-SIBs	0.25%